Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss)	Total CNY	Common shares CNY	Treasury shares CNY	Receivable from shareholders CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated deficit CNY	Comprehensive income (loss) CNY	USD USD ($)	USD Common shares USD ($)	USD Additional paid-in capital USD ($)	USD Accumulated other comprehensive loss USD ($)	USD Accumulated deficit USD ($)	USD Comprehensive income (loss) USD ($)
Balance at Mar. 31, 2009	380,240,784	3,503,619	(10,126,861)	(5,226,173)	500,350,068	(16,157,846)	(92,102,023)
Balance (in shares) at Mar. 31, 2009		45,675,514
Increase (Decrease) in Stockholders' Equity
Share-based compensation (Note 11)	4,424,538				4,424,538
Share-based compensation for share options modified (Note 11)	869,859				869,859
Share-based compensation for shares transferred from a principal shareholder to an officer (Note 11)	2,201,321				2,201,321
Repurchase of common shares (Note 12)	(11,896,328)		(11,896,328)
Repayment from shareholders (Note 11)	5,226,173			5,226,173
Retirement of treasury shares (Note 12)		(84,910)	22,023,189		(21,938,279)
Retirement of treasury shares (Note 12) (in shares)		(1,233,752)
Net income (loss)	(35,349,991)						(35,349,991)	(35,349,991)
Foreign currency translation adjustment, net of nil tax	(241,488)					(241,488)		(241,488)
Comprehensive income (loss)								(35,591,479)
Balance at Mar. 31, 2010	345,474,868	3,418,709			485,907,507	(16,399,334)	(127,452,014)
Balance (in shares) at Mar. 31, 2010		44,441,762
Increase (Decrease) in Stockholders' Equity
Share-based compensation (Note 11)	4,651,971				4,651,971
Exercise of common share option and issuance of common shares		10,131		(1,035,796)	1,025,665
Exercise of common share option and issuance of common shares (in shares)		154,654
Net income (loss)	19,754,016						19,754,016	19,754,016
Foreign currency translation adjustment, net of nil tax	(5,817,855)					(5,817,855)		(5,817,855)
Comprehensive income (loss)								13,936,161
Balance at Mar. 31, 2011	364,063,000	3,428,840		(1,035,796)	491,585,143	(22,217,189)	(107,697,998)
Balance (in shares) at Mar. 31, 2011	44,596,416	44,596,416
Increase (Decrease) in Stockholders' Equity
Share-based compensation (Note 11)	12,264,397				12,264,397
Exercise of common share option and issuance of common shares	631,844	13,963			617,881
Exercise of common share option and issuance of common shares (in shares)		219,210
Repayment from shareholders (Note 11)	1,035,796			1,035,796
Special cash dividend(Note 13)	(63,634,726)				(63,634,726)
Net income (loss)	55,841,470						55,841,470	55,841,470	8,867,244
Foreign currency translation adjustment, net of nil tax	(3,787,210)					(3,787,210)		(3,787,210)
Comprehensive income (loss)								52,054,260						8,265,861
Balance at Mar. 31, 2012	366,414,571	3,442,803			440,832,695	(26,004,399)	(51,856,528)		$ 58,184,132	$ 546,694	$ 70,001,222	$ (4,129,322)	$ (8,234,462)
Balance (in shares) at Mar. 31, 2012	44,815,626	44,815,626